UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06590

Invesco Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/21

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2021

Invesco Value Municipal Income Trust

NYSE: IIM

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
21	Financial Statements
25	Financial Highlights
26	Notes to Financial Statements
31	Approval of Investment Advisory and Sub-Advisory Contracts
33	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/21 to 8/31/21

Trust at NAV	4.59%
Trust at Market Value	12.24
S&P Municipal Bond Index▼ (Broad Market Index)	2.50
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	2.99
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index∎ (Peer Group Index)	4.64
Market Price Premium to NAV as of 8/31/21	0.95

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.

The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of closed-end general and insured leveraged municipal debt funds tracked by Lipper.

The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2021, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2                    Invesco Value Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎ Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎ Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎ Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎ Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computer-share Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your rein- vested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non- certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format.

You retain full ownership of your shares, without having to hold a share certificate.

You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3                    Invesco Value Municipal Income Trust

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–158.93%(a)
Alabama–1.46%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,500	$5,341,732

Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	515	539,135

Series 2016, RB	5.75%	06/01/2045	20	21,170

Lower Alabama Gas District (The); Series 2016 A, RB(b)	5.00%	09/01/2046	2,400	3,570,640

Southeast Energy Authority A Cooperative District No. 2; Series 2021 B, RB(c)	4.00%	12/01/2031	880	1,088,181

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	860	1,012,826

				11,573,684

Alaska–0.56%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(b)	5.50%	10/01/2041	4,465	4,482,092

Arizona–4.08%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB(c)(e)	5.00%	02/01/2022	4,450	4,537,564

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	2,168,825

Arizona (State of) Industrial Development Authority; Series 2020 A, RB(d)	5.00%	12/15/2050	405	466,511

Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2036	1,650	1,737,218

Series 2019 A, RB	4.25%	01/01/2039	100	100,051

Series 2019 B, RB	5.13%	01/01/2054	85	85,049

Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(d)	5.00%	07/01/2037	680	699,670

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,333,520

Series 2017, Ref. RB	5.00%	11/15/2045	980	1,052,297

La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	816,017
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2054	550	640,838
Mesa (City of), AZ; Series 2013, RB(b)(c)(e)	5.00%	07/01/2022	7,600	7,905,822
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	6.50%	07/01/2034	435	502,526
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,665	2,750,883
Phoenix Civic Improvement Corp.; Series 2020-XM0924, RB(b)	5.00%	07/01/2044	2,005	2,593,806
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(d)	5.00%	06/15/2052	360	383,181
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.25%	07/01/2048	1,175	1,234,431
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2032	1,050	1,181,701

Series 2014 A, RB	5.25%	08/01/2032	2,000	2,271,496

				32,461,406

California–21.82%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2035	3,010	2,340,108

Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2036	2,675	2,021,267

Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(e)(h)	5.00%	04/01/2027	2,325	2,900,077
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(g)	0.00%	08/01/2026	2,720	2,651,419

Series 2009, GO Bonds(g)	0.00%	08/01/2031	5,270	4,632,318

California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2039	250	302,924
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	10,335	847,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$100	$124,439

Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,680	342,050

California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	4,135	4,256,223

Series 2013, GO Bonds	5.00%	04/01/2037	1,800	1,931,851

Series 2020-XM0909, GO Bonds(b)	3.00%	11/01/2050	2,350	2,531,055

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(d)	5.00%	04/01/2049	835	949,651

California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	492	587,885

Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	835	989,457

California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(c)(e)	5.00%	01/01/2028	4,500	5,704,140

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(d)	5.00%	06/01/2048	195	224,952

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,245	1,569,802

California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(f)	4.00%	05/15/2040	600	721,472

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2037	2,000	2,451,447

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(i)	4.00%	07/15/2029	1,680	1,962,114

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	250	283,102

California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(i)	5.00%	07/01/2027	1,050	1,127,640

Series 2012, RB(d)(i)	5.00%	07/01/2030	1,400	1,503,253

Series 2012, RB(d)(i)	5.00%	07/01/2037	3,075	3,224,678

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	755	855,302

Series 2016 A, RB(d)	5.00%	12/01/2041	1,275	1,436,242

Series 2016 A, RB(d)	5.25%	12/01/2056	995	1,119,081

California Infrastructure & Economic Development Bank;
Series 2003 A, RB(b)(c)(e)	5.00%	01/01/2028	6,700	8,514,190

Series 2003 A(b)(c)(e)	5.00%	01/01/2028	3,300	4,193,556

California State University; Series 2020-XM0923, RB(b)	5.00%	11/01/2048	2,080	2,597,034

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(f)(g)	0.00%	08/01/2029	1,360	1,233,123

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(d)	3.13%	08/01/2056	840	856,897

CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(d)	4.00%	09/01/2056	840	927,367

Series 2021, RB(d)	4.00%	08/01/2056	505	558,517

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2043	2,120	1,231,142

Series 2009, GO Bonds(g)	0.00%	08/01/2044	1,090	611,932

Series 2009, GO Bonds(g)	0.00%	08/01/2045	6,270	3,397,354

Series 2009, GO Bonds(g)	0.00%	08/01/2048	4,610	2,271,010

El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	4,155	3,577,507

Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	3,165	2,662,568

Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,200	3,468,861

Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,375	1,678,744

Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,595	1,648,161

Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, RB(b)	5.00%	07/01/2043	6,240	6,481,635

Series 2012 B, RB(b)(d)	5.00%	07/01/2043	9,805	10,184,684

Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2034	1,665	1,297,257

Series 2009 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2035	300	227,205

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(f)(g)	0.00%	08/01/2029	3,350	2,971,358

M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	990	1,254,815

Series 2009 B, RB	7.00%	11/01/2034	585	920,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	$1,985	$2,274,790

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	2,400	2,217,315

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2034	3,825	2,942,322

Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2035	4,120	3,081,846

Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2036	300	217,825

Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2037	1,785	1,256,548

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	7,840	7,258,183

Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	8,475	7,297,080

Regents of the University of California; Series 2013 AI, RB(b)	5.00%	05/15/2033	6,000	6,485,787

San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB(c)(e)	7.50%	12/01/2021	2,180	2,219,136

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 A, Ref. RB(i)	5.00%	05/01/2036	1,165	1,467,035

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(f)(g)	0.00%	09/01/2030	1,600	1,410,241

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	570	617,356

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,445	1,140,643

Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB	5.00%	09/01/2031	2,450	2,813,298

University of California;
Series 2018 AZ, Ref. RB(b)	4.00%	05/15/2048	2,385	2,747,720

Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,350	2,779,707

Series 2021-XF1212, Revenue Ctfs.(b)	4.00%	05/15/2051	2,565	3,057,612

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	11,350	9,314,245

Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2022	525	524,434

				173,480,143

Colorado–3.64%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	523,584

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	1,149,147

Colorado (State of) Health Facilities Authority; Series 2020-XX1130, Ctfs.(b)(h)	5.00%	08/01/2044	1,260	1,563,971

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,155	1,410,360

Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,917,534

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(c)(e)	5.00%	06/01/2027	580	719,136

Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB	5.50%	01/01/2035	8,100	9,046,661

Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	541,225

Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	543,320

Denver (City & County of), CO; Series 2018 A, Ref. RB(b)(i)	5.25%	12/01/2048	5,740	7,137,903

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	502,869

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	797,818

Mirabelle Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2049	645	699,991

Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	700	752,118

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	556,858

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	500	557,554

White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	551,153

				28,971,202

District of Columbia–2.80%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(f)	5.00%	02/01/2031	550	551,767

Series 2014 C, GO Bonds(b)	5.00%	06/01/2035	6,060	6,798,186

District of Columbia (Provident Group-Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	322,504

District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(e)	5.00%	10/01/2023	6,000	6,604,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	$5,905	$6,049,358

Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,928,985

				22,255,064

Florida–9.90%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	500	580,972

Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB (Acquired 09/19/2013; Cost $1,002,245)(k)	8.13%	11/15/2041	1,000	1,001,051

Broward (County of), FL;
Series 2015 A, RB(i)	5.00%	10/01/2045	1,280	1,490,194

Series 2017, RB(b)(h)(i)	5.00%	10/01/2047	3,615	4,364,519

Series 2019 B, RB(i)	4.00%	09/01/2044	840	966,576

Cape Coral (City of), FL;
Series 2011 A, Ref. RB(c)(e)	5.00%	10/01/2021	1,500	1,505,930

Series 2011, Ref. RB(c)(e)	5.00%	10/01/2021	4,130	4,146,157

Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(d)	6.00%	07/01/2045	250	269,512

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2046	1,250	1,322,982

Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(b)(h)	5.00%	07/01/2049	2,390	2,979,502

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $2,198,211)(d)(k)(l)	7.75%	05/15/2035	2,250	1,530,000

Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(c)(e)	6.00%	04/01/2023	1,250	1,364,141

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,980	3,472,785

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(d)(i)	7.38%	01/01/2049	670	736,679

Greater Orlando Aviation Authority; Series 2019 A, RB(i)	4.00%	10/01/2044	1,000	1,162,673

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,055	2,533,627

Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	748,502

Series 2020 A, Ref. RB	5.75%	08/15/2050	285	327,474

Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	1,206,051

Series 2020 B-3, Ref. RB	3.38%	08/15/2026	420	423,785

Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB(c)(e)	5.13%	11/15/2021	4,000	4,040,405

Series 2012, RB(c)(e)	5.50%	11/15/2021	1,100	1,111,947

Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	908,167

Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(c)(e)(i)	5.00%	10/01/2022	2,000	2,103,342

Series 2012 B, Ref. RB(c)(e)	5.00%	10/01/2022	1,000	1,052,792

Series 2012 B, Ref. RB(c)(e)	5.00%	10/01/2022	1,575	1,658,148

Series 2016 A, Ref. RB	5.00%	10/01/2041	1,195	1,433,132

Series 2021 B-1, Ref. RB(i)	4.00%	10/01/2046	1,340	1,549,073

Series 2021 B-1, Ref. RB(i)	4.00%	10/01/2050	2,850	3,281,647

Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(b)	5.00%	04/01/2053	3,180	3,799,981

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB (INS - AGM)(f)	5.00%	07/01/2035	3,415	3,485,786

Orange (County of), FL; Series 2012 B, Ref. RB(b)(c)(e)	5.00%	01/01/2022	7,500	7,621,672

Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(i)	5.00%	10/01/2047	975	1,177,152

Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2050	1,490	568,112

Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	455	159,841

Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	1,700	574,236

Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	390	126,644

Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	505	549,909

Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	2,030	2,097,626

Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(b)	5.00%	10/01/2031	2,790	2,800,915

Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	825	994,217

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,509,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Tender Option Bond Trust Receipts/Certificates; Series 2021-XM0942, Revenue Ctfs.(b)	4.00%	10/01/2048	$3,315	$3,948,326

				78,685,632

Georgia–1.56%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	3,110	3,356,080

Brookhaven Development Authority;
Series 2020, RB(b)(h)	4.00%	07/01/2044	1,180	1,381,436

Series 2020, RB(b)(h)	4.00%	07/01/2049	1,670	1,942,288

Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	510	533,669

Main Street Natural Gas, Inc.; Series 2021 C, RB(c)	4.00%	12/01/2028	1,510	1,807,358

Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB(c)(e)	5.00%	10/01/2021	1,220	1,224,722

Series 2012 A, RB(c)(e)	5.25%	10/01/2021	2,170	2,178,836

				12,424,389

Hawaii–1.13%
Hawaii (State of);
Series 2015 A, RB(i)	5.00%	07/01/2045	1,575	1,819,867

Series 2018 A, RB(i)	5.00%	07/01/2043	1,605	1,972,416

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(e)	5.50%	07/01/2043	3,000	3,261,024

Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP(i)	5.00%	08/01/2028	1,775	1,923,746

				8,977,053

Idaho–0.24%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	730	782,966

Series 2017 A, Ref. RB	5.25%	11/15/2037	1,020	1,090,520

				1,873,486

Illinois–13.84%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	630	717,731

Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	449,461

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	357,722

Series 2008, Ref. RB (INS - AGM)(f)	5.00%	11/01/2027	280	281,107

Series 2012 A, GO Bonds	5.00%	01/01/2033	830	841,203

Series 2014, RB	5.00%	11/01/2044	765	858,898

Series 2014, Ref. RB (INS - AGM)(f)	5.00%	01/01/2030	1,000	1,072,773

Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,589,471

Series 2017 A, RB	5.00%	01/01/2047	2,500	2,942,720

Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(i)	5.50%	01/01/2031	2,280	2,427,188

Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,100	1,208,259

Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(i)	5.00%	01/01/2046	790	896,884

Series 2015 D, RB	5.00%	01/01/2046	555	634,225

Series 2016 C, Ref. RB	5.00%	01/01/2037	1,595	1,875,972

Series 2017 D, RB	5.25%	01/01/2042	1,265	1,534,019

Series 2017 D, RB(b)(h)(i)	5.00%	01/01/2052	5,000	5,935,393

Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	955	1,143,547

Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2029	1,000	1,267,148

Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2031	625	784,375

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	995	1,051,150

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	549,894

Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,650	1,971,396

Chicago (City of), IL Midway International Airport; Series 2013 B, Ref. RB	5.00%	01/01/2025	1,550	1,646,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(c)(e)(h)	5.25%	12/01/2021	$7,490	$7,585,505

Series 2014, RB	5.00%	12/01/2044	2,970	3,383,377

Cook (County of), IL Forest Preserve District;
Series 2012 B, Ref. GO Bonds(b)(h)	5.00%	12/15/2032	2,460	2,550,575

Series 2012 B, Ref. GO Bonds(b)(h)	5.00%	12/15/2037	2,460	2,547,590

Illinois (State of);
Series 2013, GO Bonds (INS - AGM)(f)	5.25%	07/01/2029	1,880	2,046,144

Series 2014, GO Bonds	5.25%	02/01/2033	1,100	1,215,670

Series 2014, GO Bonds	5.00%	05/01/2035	285	314,017

Series 2014, GO Bonds	5.00%	05/01/2036	1,000	1,101,259

Series 2016, GO Bonds	5.00%	11/01/2036	715	831,808

Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,984,371

Series 2017 A, GO Bonds	5.00%	12/01/2036	750	895,959

Series 2017 D, GO Bonds	5.00%	11/01/2024	115	131,106

Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	2,219,540

Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,392,622

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	830	833,227

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	580	609,742

Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,340,358

Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(c)(e)	5.00%	09/01/2024	1,250	1,427,589

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	360	360,549

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,572,295

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(c)(e)	6.75%	08/15/2023	1,430	1,596,902

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	2,232,779

Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	280	302,076

Series 2017, Ref. RB	5.25%	02/15/2037	200	219,714

Series 2017, Ref. RB	5.25%	02/15/2047	835	911,804

Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(e)	5.25%	04/01/2023	3,720	4,017,536

Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(f)(g)	0.00%	12/15/2029	2,500	2,179,625

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS - NATL)(f)(g)	0.00%	12/15/2029	3,520	3,031,329

Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	1,060	1,172,948

Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2032	965	1,065,868

Illinois (State of) Toll Highway Authority; Series 2013 A, RB(b)	5.00%	01/01/2038	12,300	13,029,638

Regional Transportation Authority;
Series 2000, RB (INS - NATL)(f)	6.50%	07/01/2030	2,280	3,078,303

Series 2018 B, RB	5.00%	06/01/2040	2,285	2,840,287

Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(b)	5.00%	01/01/2048	4,150	4,971,864

				110,031,387

Indiana–2.50%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	460	521,585

Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(i)	5.00%	07/01/2035	500	540,031

Series 2013 A, RB(i)	5.00%	07/01/2048	510	549,639

Series 2013, RB(i)	5.00%	07/01/2040	3,365	3,631,239

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	5.00%	06/01/2039	3,325	3,403,638

Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(b)	5.00%	02/01/2030	9,000	9,559,887

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	6.75%	01/01/2034	1,500	1,689,621

				19,895,640

Iowa–1.34%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	420	432,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	$1,300	$1,418,188

Series 2013, Ref. RB(c)	5.25%	12/01/2037	1,190	1,306,646

Series 2019, Ref. RB	3.13%	12/01/2022	295	300,786

Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	500	572,068

Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2033	1,230	1,645,352

Series 2021 A-2, Ref. RB	4.00%	06/01/2049	950	1,105,597

Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,107

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,475	1,709,547

Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2065	11,245	2,116,028

				10,676,541

Kansas–0.34%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,588,742

Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	1,080,924

				2,669,666

Kentucky–2.62%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(m)	1.42%	02/01/2025	700	705,885

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,770	3,076,240

Series 2015 A, RB	5.00%	01/01/2045	390	430,779

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	955	1,105,914

Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,000	1,215,501

Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	1,480	1,754,018

Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,095,539

Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2012 A, RB(c)(e)	5.00%	07/01/2022	3,140	3,267,700

Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(f)(h)	5.00%	09/01/2044	3,860	4,830,798

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,308,888

				20,791,262

Louisiana–0.96%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist) (Green Bonds); Series 2019, RB(d)	3.90%	11/01/2044	975	1,064,665

Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	670	773,887

St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	2,018,114

Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	270	271,016

Series 2013 A, Ref. RB	5.25%	05/15/2032	1,410	1,456,814

Series 2013 A, Ref. RB	5.25%	05/15/2033	1,190	1,228,823

Series 2013 A, Ref. RB	5.25%	05/15/2035	750	807,121

				7,620,440

Maryland–1.69%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(d)	4.50%	02/15/2047	1,500	1,592,478

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2015, Ref. RB(c)(e)	5.00%	07/01/2025	4,250	4,997,733

Series 2016, Ref. RB	5.00%	07/01/2047	720	851,343

Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(c)(e)	5.00%	07/01/2024	1,465	1,662,487

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	1,000	1,158,975

Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	1,260	1,641,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	$690	$758,548

Rockville (City of), MD (Ingleside at King Farm);
Series 2017 B, RB	4.25%	11/01/2037	175	186,438

Series 2017 B, RB	5.00%	11/01/2047	550	598,663

				13,448,175

Massachusetts–1.33%
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,125	3,619,374

Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(i)	5.00%	07/01/2037	1,000	1,252,777

Massachusetts (Commonwealth of) Transportation Fund; Series 2016 B, RB	4.00%	06/01/2046	2,520	2,863,939

Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(f)	5.25%	08/01/2031	2,000	2,812,933

				10,549,023

Michigan–2.93%
Academy of Warren; Series 2020 A, Ref. RB(d)	5.00%	05/01/2035	290	307,721

Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	296,371

Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(b)(f)(h)	5.00%	07/01/2036	2,000	2,236,249

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	1,390	1,508,553

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(b)	5.00%	04/15/2041	2,715	3,224,852

Michigan (State of) Finance Authority; Series 2014 C-1, RB(c)(e)	5.00%	07/01/2022	1,095	1,139,532

Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,745	2,031,084

Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	942,657

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	550	620,094

Series 2014 D-4, Ref. RB	5.00%	07/01/2029	550	620,926

Series 2015, Ref. RB	5.00%	07/01/2035	1,190	1,382,343

Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	189,044

Series 2020, Ref. RB	5.00%	06/01/2045	490	537,546

Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(c)(e)	5.00%	06/01/2024	2,005	2,270,900

Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(b)(e)(h)	5.00%	12/01/2046	3,655	4,429,628

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(d)	5.00%	07/01/2026	610	624,047

Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	12/31/2032	750	935,153

				23,296,700

Minnesota–0.31%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	459,235

St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,235	1,521,872

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	466,371

				2,447,478

Mississippi–0.27%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2007 E, VRD IDR(n)	0.01%	12/01/2030	1,000	1,000,000

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	1,122,456

				2,122,456

Missouri–1.61%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB(c)(e)	5.50%	09/01/2021	1,445	1,445,000

Series 2011 A, Ref. RB(c)(e)	5.50%	09/01/2021	825	825,000

Series 2011 A, Ref. RB	5.50%	09/01/2027	980	984,238

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	1,215	1,484,130

Series 2019 B, RB (INS - AGM)(f)(i)	5.00%	03/01/2049	1,005	1,227,124

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	535,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	$340	$415,555

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	2,056,941

Series 2013 A, RB	5.50%	09/01/2033	1,375	1,484,518

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,070	2,356,994

				12,814,891

Nebraska–1.24%
Central Plains Energy Project (No. 3);
Series 2012, RB(o)	5.00%	09/01/2032	4,690	4,910,848

Series 2017 A, Ref. RB	5.00%	09/01/2042	920	1,363,590

Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,093,040

Lincoln (County of), NE Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB(c)(e)	5.00%	11/01/2021	2,500	2,519,688

				9,887,166

New Hampshire–0.36%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,800	2,897,957

New Jersey–5.47%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(f)	5.75%	11/01/2028	920	1,142,762

New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(f)(h)	5.50%	09/01/2022	3,720	3,915,222

Series 2005, Ref. RB (INS - AMBAC)(f)	5.50%	09/01/2024	3,390	3,913,983

Series 2017 DDD, RB	5.00%	06/15/2032	1,030	1,251,177

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	465	488,634

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(i)	5.00%	10/01/2037	945	1,115,435

New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2038	1,000	1,184,623

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(i)	5.38%	01/01/2043	2,000	2,228,091

New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(i)	5.00%	12/01/2024	1,100	1,261,145

New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(f)(g)	0.00%	12/15/2026	14,305	13,571,998

Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,150,681

Series 2018 A, Ref. RB	5.00%	12/15/2035	880	1,099,875

Series 2018 A, Ref. RN(b)(h)	5.00%	06/15/2029	1,575	1,877,852

Series 2018 A, Ref. RN(b)(h)	5.00%	06/15/2030	535	636,255

Series 2018 A, Ref. RN	5.00%	06/15/2031	995	1,179,642

Series 2022 AA, Ref. RB	5.00%	06/15/2036	1,845	2,348,757

Subseries 2016 A-1, RN	5.00%	06/15/2028	960	1,147,775

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,480	2,980,284

Series 2018 A, Ref. RB	5.25%	06/01/2046	835	1,022,587

				43,516,778

New York–22.79%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(d)(i)	5.00%	01/01/2035	1,600	1,801,251

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,503,709

Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(b)(f)	4.00%	02/15/2047	1,500	1,679,952

Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	3,224,223

Metropolitan Transportation Authority;
Series 2012 A, Ref. RB(b)	5.00%	11/15/2027	10,000	10,568,988

Series 2016 A, Ref. RB	5.25%	11/15/2032	630	770,386

Series 2019 A, RB (INS - AGM)(b)(f)	4.00%	11/15/2046	2,685	3,119,711

Series 2020 A-2, RB	4.00%	02/01/2022	1,175	1,193,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	$605	$666,816

Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,664,404

Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB(b)	4.00%	07/01/2050	4,675	5,468,578

New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB(b)(h)(i)	5.00%	09/15/2028	3,255	4,120,807

New York (City of), NY;
Series 2020-XM0925, GO Bonds(b)	5.00%	08/01/2043	2,335	2,984,139

Series 2021-XM0937, Ctfs.(b)	4.00%	03/01/2047	2,600	3,045,871

New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(f)	3.00%	03/01/2049	2,525	2,695,137

New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(n)	0.01%	06/15/2044	490	490,000

New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	1,465	1,576,603

Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	870	1,095,978

Subseries 2012 E-1, RB(b)	5.00%	02/01/2037	6,845	6,979,888

Subseries 2013, RB(b)	5.00%	11/01/2038	4,500	4,943,178

New York (City of), NY Water & Sewer System;
Series 2012 FF, RB(b)	5.00%	06/15/2045	10,545	10,947,789

Series 2019 EE-2, Ref. RB(b)	4.00%	06/15/2040	2,790	3,310,901

Series 2020 GG-1, RB(b)	5.00%	06/15/2048	6,395	8,147,552

New York (County of), NY Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,802,347

New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	4,225,683

New York (State of) Dormitory Authority; Series 2021-XM0939, Revenue Ctfs.(b)	4.00%	03/15/2042	4,280	5,094,318

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2028	2,900	3,776,015

Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2029	2,455	3,268,201

New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(c)(e)	5.00%	02/15/2023	1,000	1,070,812

Series 2014 C, RB(b)	5.00%	03/15/2040	4,840	5,382,322

New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS - BHAC)(f)	5.50%	07/01/2031	1,040	1,355,050

New York (State of) Thruway Authority;
Series 2020-XM0830, Ctfs.(b)	4.00%	01/01/2050	4,790	5,576,635

Series 2020-XX1127, Ctfs. (INS - AGM)(b)(f)(h)	4.00%	01/01/2050	2,625	3,078,194

New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(b)	5.00%	12/15/2031	10,000	11,082,046

New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(b)	4.00%	11/01/2045	3,355	3,938,331

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(d)	5.00%	11/15/2044	6,095	6,739,337

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. RB(b)(h)	5.00%	09/15/2040	4,900	5,019,923

New York Power Authority; Series 2020-XF0956, Ctfs.(b)	4.00%	11/15/2050	3,690	4,353,407

New York State Dormitory Authority; Series 2020-XL0149, Ctfs.(b)	4.00%	03/15/2046	5,000	5,888,321

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	620	747,221

Series 2020, Ref. RB(i)	5.38%	08/01/2036	960	1,226,916

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,580	1,583,753

Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,340	1,343,132

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2031	235	286,979

Series 2018, RB(i)	5.00%	01/01/2033	2,075	2,522,718

Series 2018, RB(i)	5.00%	01/01/2034	1,000	1,212,621

Series 2018, RB(i)	4.00%	01/01/2036	1,495	1,703,435

New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(i)	5.00%	10/01/2040	2,015	2,531,784

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	3,055	3,419,281

Series 2016 A, RB(i)	5.25%	01/01/2050	1,660	1,867,195

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,515,422

Triborough Bridge & Tunnel Authority; Series 2020-XL0169, Revenue Ctfs.(b)	5.00%	05/15/2051	2,180	2,805,079

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	670	863,492

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	$2,575	$2,857,818

				181,136,955

North Carolina–3.50%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB(b)	5.00%	07/01/2047	4,000	4,917,289

Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(c)	5.00%	12/01/2028	840	1,089,537

City of Charlotte NC Airport Special Facilities Revenue(b)	5.00%	07/01/2042	1,915	2,361,477

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(i)	5.00%	06/30/2054	1,135	1,245,308

North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB(b)(c)(e)	5.00%	06/01/2022	4,890	5,068,923

North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. RB(c)(e)	5.00%	06/01/2022	2,250	2,332,326

North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(e)	5.00%	10/01/2025	9,050	10,773,776

				27,788,636

North Dakota–0.58%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,140	2,463,675

Series 2017 C, RB	5.00%	06/01/2048	1,900	2,174,385

				4,638,060

Ohio–6.97%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	940,981

Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB(c)(e)	5.00%	05/01/2022	3,300	3,407,509

American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,230	1,352,052

American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	500	590,068

Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	475	558,795

Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,190	3,666,442

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,620	10,031,038

Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	8,650	1,421,820

Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	3,000	3,624,232

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,000	1,076,524

Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2026	3,545	3,364,496

Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2028	3,845	3,489,430

Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2038	2,800	1,843,339

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	795	866,326

Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	2,555	3,052,217

Series 2017, Ref. RB	5.50%	02/15/2052	1,590	1,915,276

Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	2,000	2,016,152

Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(c)(e)	8.00%	07/01/2022	985	1,046,486

Hamilton (County of), OH (Christ Hospital); Series 2012, RB(c)(e)	5.50%	06/01/2022	3,000	3,119,810

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,395	1,554,239

Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,655	2,010,622

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,459,359)(d)(k)	6.00%	04/01/2038	1,490	759,869

Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(f)(i)	5.00%	12/31/2039	750	851,637

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(d)(i)	4.25%	01/15/2038	575	667,671

Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,675	2,142,446

				55,369,477

Oklahoma–1.11%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2022	1,000	1,033,184

Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	5,005	6,184,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $555,339)(k)(l)	5.00%	08/01/2052	$1,825	$182,500

Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,245	1,400,725

				8,800,564

Oregon–0.81%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	563,900

Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB	5.00%	05/01/2040	1,570	1,612,123

University of Oregon; Series 2020, RB(b)(h)	5.00%	04/01/2050	3,360	4,234,915

				6,410,938

Pennsylvania–2.27%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	835	948,208

Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,204,777

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 A-2, RB	5.00%	12/01/2048	1,180	1,470,107

Series 2018 B, RB	5.25%	12/01/2048	1,160	1,463,272

Series 2021 A, RB	4.00%	12/01/2043	460	548,197

Series 2021 A, RB	4.00%	12/01/2044	505	600,405

Subseries 2014 A-2, RB(j)	5.13%	12/01/2039	1,500	1,661,687

Subseries 2017 B-1, RB	5.25%	06/01/2047	1,250	1,529,713

Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,035	1,253,436

Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	4,920	5,924,229

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(d)	5.00%	06/15/2040	150	177,583

Series 2020, Ref. RB(d)	5.00%	06/15/2050	285	332,921

Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	795	949,746

				18,064,281

Puerto Rico–4.74%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,420	3,511,825

Series 2002, RB	5.63%	05/15/2043	1,825	1,835,867

Series 2005 A, RB(g)	0.00%	05/15/2050	5,570	889,432

Series 2005 B, RB(g)	0.00%	05/15/2055	2,530	229,752

Series 2008 A, RB(g)	0.00%	05/15/2057	14,910	988,090

Series 2008 B, RB(g)	0.00%	05/15/2057	37,725	2,053,123

Puerto Rico (Commonwealth of); Series 2003 C-7, Ref. GO Bonds (INS - NATL)(f)	6.00%	07/01/2027	400	414,100

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(e)	5.00%	07/01/2033	180	187,166

Series 2012 A, RB(e)	5.13%	07/01/2037	1,600	1,665,356

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(f)	4.75%	07/01/2033	575	584,845

Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2029	1,900	2,065,195

Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	725	790,401

Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	640	697,672

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2004 J, RB (INS - NATL)(f)	5.00%	07/01/2029	370	380,546

Series 2007 N, Ref. RB (INS - AGM)(f)	5.50%	07/01/2029	600	707,452

Series 2007 N, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	760	828,422

Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034	1,195	1,337,911

Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2024	2,000	2,063,409

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	$1,405	$1,235,653

Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,116	1,595,329

Series 2018 A-1, RB(g)	0.00%	07/01/2046	8,385	2,801,753

Series 2018 A-1, RB(g)	0.00%	07/01/2051	15,350	3,730,280

Series 2018 A-1, RB	4.75%	07/01/2053	1,359	1,555,242

Series 2018 A-1, RB	5.00%	07/01/2058	3,971	4,597,858

Series 2019 A-2, RB	4.33%	07/01/2040	820	932,163

				37,678,842

Rhode Island–0.10%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	700	795,240

South Carolina–2.92%
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB (INS - AGC)(f)	5.75%	01/01/2034	7,410	7,440,485

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(c)(e)	5.25%	08/01/2023	4,450	4,879,956

South Carolina (State of) Ports Authority;
Series 2015, RB(c)(e)(i)	5.25%	07/01/2025	3,240	3,840,816

Series 2015, RB(c)(e)(i)	5.25%	07/01/2025	215	254,869

Series 2015, RB(c)(e)(i)	5.25%	07/01/2025	1,045	1,238,782

South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,175	1,331,432

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2013 E, RB	5.50%	12/01/2053	3,830	4,239,103

				23,225,443

South Dakota–0.55%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,500	2,828,957

Series 2015, Ref. RB	5.00%	11/01/2045	1,345	1,558,938

				4,387,895

Tennessee–1.61%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,715	2,117,347

Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, RB	5.00%	08/15/2042	1,000	1,039,505

Memphis (City of), TN;
Series 2020, RB	4.00%	12/01/2045	1,700	2,044,691

Series 2020, RB	4.00%	12/01/2050	1,700	2,034,465

Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, RB(c)(e)	5.25%	11/01/2021	2,475	2,495,921

Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(i)	5.00%	07/01/2049	655	819,246

Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	1,680	2,244,893

				12,796,068

Texas–15.92%
Alamo Community College District; Series 2012, Ref. GO Bonds(b)	5.00%	08/15/2034	4,895	5,118,137

Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,490	1,572,045

Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	1,545	1,923,209

Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	710	889,449

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,941,607

Harris (County of), TX Metropolitan Transit Authority; Series 2011 A, RB(b)(c)(e)(h)	5.00%	11/01/2021	3,305	3,331,583

Series 2011 A, RB (LOC-Sumitomo Mitsui Bank Corp.)(b)(c)(e)(h)	5.00%	11/01/2021	3,000	3,024,130

Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(i)	5.00%	07/15/2028	500	603,586

Series 2021 A, RB(i)	4.00%	07/01/2041	585	637,474

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	610	652,315

Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(f)(g)	0.00%	09/01/2026	3,975	3,776,047

Series 2001 B, RB (INS - AGM)(f)(g)	0.00%	09/01/2027	5,015	4,665,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	$2,700	$2,741,247

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(d)	5.50%	08/15/2045	1,230	1,358,793

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, RB	5.25%	11/01/2040	500	501,825

Lower Colorado River Authority; Series 2019, Ref. RB	5.00%	05/15/2039	1,000	1,199,939

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(i)	4.63%	10/01/2031	2,100	2,211,391

New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,755,123

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	676,096

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,504,045

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	1,985	2,188,085

New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(d)	10.00%	12/01/2025	265	285,623

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	1,000	1,052,387

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,520	2,826,738

North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2028	16,400	15,358,823

Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2029	2,725	2,498,775

Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2031	3,550	3,096,890

Richardson Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	920	1,088,702

San Antonio (City of), TX;
Series 2013, RB(c)(e)	5.00%	02/01/2023	2,405	2,568,614

Series 2021 A, RB	5.00%	02/01/2049	1,340	1,708,242

San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	1,305	1,556,906

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2032	2,265	2,273,658

Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2037	2,475	2,484,870

Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	3,415	4,072,516

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,645	1,792,072

Series 2016, Ref. RB	5.00%	05/15/2045	1,030	1,115,268

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,801,783)(k)(l)	6.38%	02/15/2048	1,785	1,249,500

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	101,534

Series 2020, Ref. RB	6.75%	11/15/2051	85	101,120

Series 2020, Ref. RB	6.88%	11/15/2055	85	101,493

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,000	4,782,984

Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	670	752,058

Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,585	1,875,858

Series 2019, RB(g)	0.00%	08/01/2037	1,250	721,258

Series 2019, RB(g)	0.00%	08/01/2039	1,400	724,181

Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(c)(e)	5.00%	08/15/2022	1,000	1,046,652

Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	3,075	1,773,652

Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	705	388,258

Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,625,983

Series 2015 C, Ref. RB	5.00%	08/15/2042	3,805	4,270,678

Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(f)(g)	0.00%	08/15/2027	6,800	6,490,758

Series 2002, RB(e)(g)	0.00%	08/15/2027	200	190,152

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,075	4,780,321

Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,070	1,199,643

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,250	1,413,145

Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(i)	5.00%	06/30/2058	2,390	2,905,141

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	$5	$5,016

				126,550,882

Utah–1.45%
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	514,843

Salt Lake City (City of), UT;
Series 2017 A, RB(b)(i)	5.00%	07/01/2047	2,540	3,050,570

Series 2018 A, RB(i)	5.00%	07/01/2048	1,275	1,552,754

Series 2018 A, RB(i)	5.25%	07/01/2048	1,710	2,110,055

Series 2021 A, RB(i)	5.00%	07/01/2046	1,675	2,135,937

Utah (County of), UT; Series 2016 B, RB(b)	4.00%	05/15/2047	2,025	2,202,581

				11,566,740

Virgin Islands–0.19%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, RB	5.00%	10/01/2029	1,485	1,488,741

Virginia–2.16%
Richmond (City of), VA Metropolitan Authority; Series 2002, Ref. RB (INS - NATL)(f)	5.25%	07/15/2022	665	690,360

Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,255	1,929,010

Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $330,000)(k)	5.00%	09/01/2050	330	316,361

Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(i)	6.00%	01/01/2037	785	821,544

Series 2012, RB(i)	5.50%	01/01/2042	3,355	3,492,976

Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB(i)	5.00%	07/01/2034	3,645	3,702,490

Series 2012, RB(i)	5.00%	01/01/2040	1,890	1,919,300

Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,155	1,391,640

Series 2017, RB(i)	5.00%	12/31/2052	2,420	2,902,863

				17,166,544

Washington–3.02%
Kalispel Tribe of Indians; Series 2018 A, RB(d)	5.00%	01/01/2032	1,350	1,619,547

Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2032	2,500	2,607,430

Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(f)(g)	0.00%	12/01/2029	5,100	4,595,289

Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,850	2,316,772

Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,160	1,421,321

Series 2018, RB(b)(h)	5.00%	07/01/2048	4,140	5,056,861

Series 2018, RB	5.00%	07/01/2048	830	1,004,839

Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(b)(h)	5.00%	08/01/2044	3,635	4,511,933

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	435	472,134

Series 2016 A, Ref. RB(d)	5.00%	07/01/2051	360	390,214

				23,996,340

West Virginia–0.13%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(d)	7.50%	06/01/2043	840	996,727

Wisconsin–3.79%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)	6.75%	08/01/2031	900	1,025,671

Series 2017, RB(d)	6.75%	12/01/2042	2,100	2,398,829

Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(b)(h)	5.00%	03/01/2046	3,420	4,001,174

Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	5.13%	06/15/2039	650	714,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                    Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2055	$6,385	$1,884,577

Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	24,670	5,785,076

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,161,202

Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	2,077,002

Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(d)	6.13%	02/01/2050	420	464,895

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.38%	01/01/2048	640	514,058

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,987,317

Series 2018 A, RB	5.35%	12/01/2045	1,655	1,973,777

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.50%	04/01/2032	1,155	1,185,892

Series 2015, Ref. RB	5.75%	04/01/2035	815	939,305

				30,113,248

Wyoming–0.32%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(e)	5.00%	01/01/2027	2,060	2,537,234

TOTAL INVESTMENTS IN SECURITIES(p) –158.93% (Cost $1,130,696,994)				1,263,358,566

FLOATING RATE NOTE OBLIGATIONS–(29.87)%
Notes with interest and fee rates ranging from 0.57% to 0.85% at 08/31/2021 and contractual maturities of collateral ranging from 09/01/2022 to 10/01/2055 (See Note 1J)(q)				(237,475,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(29.32)%				(233,061,359)

OTHER ASSETS LESS LIABILITIES–0.26%				2,073,453

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$794,895,660

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                    Invesco Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $58,298,342, which represented 7.33% of the Trust’s Net Assets.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $54,194,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Restricted security. The aggregate value of these securities at August 31, 2021 was $5,039,281, which represented less than 1% of the Trust’s Net Assets.
(l)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $2,962,000, which represented less than 1% of the Trust’s Net Assets.

(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2021.
(n)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2021.

(o)	Security subject to crossover refunding.
(p)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.18%

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Trust’s investments with a value of $374,653,318 are held by TOB Trusts and serve as collateral for the $237,475,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	75.3%

Pre-Refunded Bonds	13.1

General Obligation Bonds	11.5

Other	0.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                    Invesco Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,130,696,994)	$1,263,358,566

Receivable for:
Investments sold	5,180,352

Interest	11,574,526

Investment for trustee deferred compensation and retirement plans	128,929

Total assets	1,280,242,373

Liabilities:
Floating rate note obligations	237,475,000

Variable rate muni term preferred shares ($0.01 par value, 2,331 shares issued with liquidation preference of $100,000 per share)	233,061,359

Payable for:
Investments purchased	9,411,673

Dividends	71,202

Amount due custodian	4,605,136

Accrued fees to affiliates	58,771

Accrued interest expense	183,082

Accrued trustees’ and officers’ fees and benefits	1,276

Accrued other operating expenses	176,788

Trustee deferred compensation and retirement plans	302,426

Total liabilities	485,346,713

Net assets applicable to common shares	$794,895,660

Net assets applicable to common shares consist of:

Shares of beneficial interest – common shares	$679,364,020

Distributable earnings	115,531,640

$794,895,660

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Common shares outstanding	47,056,518

Net asset value per common share	$16.89

Market value per common share	$17.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                    Invesco Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$23,631,987

Expenses:
Advisory fees	3,534,298

Administrative services fees	56,941

Custodian fees	970

Interest, facilities and maintenance fees	1,829,068

Transfer agent fees	15,150

Trustees’ and officers’ fees and benefits	17,133

Registration and filing fees	20,612

Reports to shareholders	27,295

Professional services fees	57,680

Other	(67,245)

Total expenses	5,491,902

Net investment income	18,140,085

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	1,590,983

Change in net unrealized appreciation of unaffiliated investment securities	15,539,306

Net realized and unrealized gain	17,130,289

Net increase in net assets resulting from operations applicable to common shares	$35,270,374

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                    Invesco Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31, 2021	February 28, 2021
Operations:
Net investment income	$18,140,085	$35,264,587

Net realized gain (loss)	1,590,983	(5,007,402)

Change in net unrealized appreciation (depreciation)	15,539,306	(25,817,381)

Net increase in net assets resulting from operations applicable to common shares	35,270,374	4,439,804

Distributions to common shareholders from distributable earnings	(18,069,703)	(33,598,354)

Net increase (decrease) in net assets applicable to common shares	17,200,671	(29,158,550)

Net assets applicable to common shares:
Beginning of period	777,694,989	806,853,539

End of period	$794,895,660	$777,694,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                    Invesco Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2021

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$35,270,374

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(56,370,828)

Proceeds from sales of investments	36,241,124

Proceeds from sales of short-term investments, net	2,340,000

Amortization of premium on investment securities	4,857,852

Accretion of discount on investment securities	(3,453,423)

Net realized gain from investment securities	(1,590,983)

Net change in unrealized appreciation on investment securities	(15,539,306)

Change in operating assets and liabilities:

Increase in receivables and other assets	(108,379)

Decrease in accrued expenses and other payables	(120,024)

Net cash provided by operating activities	1,526,407

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(18,045,635)

Increase in payable for amount due custodian	4,605,136

Proceeds of TOB Trusts	13,110,000

Repayments of TOB Trusts	(4,665,000)

Net cash provided by (used in) financing activities	(4,995,499)

Net decrease in cash and cash equivalents	(3,469,092)

Cash and cash equivalents at beginning of period	3,469,092

Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$18,385

Cash paid during the period for interest, facilities and maintenance fees	$1,839,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                    Invesco Value Municipal Income Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Year Ended	Year Ended	Years Ended
	August 31,		February 28,	February 29,	February 28,

	2021		2021	2020	2019	2018	2017

Net asset value per common share, beginning of period	$16.53		$17.15	$15.68	$15.80	$15.93	$16.73

Net investment income(a)	0.39		0.75	0.67	0.69	0.77	0.79

Net gains (losses) on securities (both realized and unrealized)	0.35		(0.66)	1.50	(0.08)	(0.16)	(0.80)

Total from investment operations	0.74		0.09	2.17	0.61	0.61	(0.01)

Less:
Dividends paid to common shareholders from net investment income	(0.38)		(0.71)	(0.67)	(0.72)	(0.74)	(0.79)

Return of capital	–		–	(0.03)	(0.01)	–	–

Total distributions	(0.38)		(0.71)	(0.70)	(0.73)	(0.74)	(0.79)

Net asset value per common share, end of period	$16.89		$16.53	$17.15	$15.68	$15.80	$15.93

Market value per common share, end of period	$17.05		$15.55	$15.47	$14.35	$14.49	$14.75

Total return at net asset value(b)	4.59%		1.11%	14.53%	4.50%	4.27%	0.02%

Total return at market value(c)	12.24%		5.45%	12.88%	4.29%	3.27%	(9.55)%

Net assets applicable to common shares, end of period (000’s omitted)	$794,896		$777,695	$806,854	$737,833	$743,442	$749,406

Portfolio turnover rate(d)	3%		16%	6%	15%	7%	14%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:

Ratio of expenses:

With fee waivers and/or expense reimbursements	1.37	%(e)	1.70%	2.40%	2.48%	2.05%	1.65%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.92	%(e)	0.93%	0.95%	0.99%	0.95%	0.90%

Without fee waivers and/or expense reimbursements	1.37	%(e)	1.70%	2.40%	2.48%	2.05%	1.65%

Ratio of net investment income to average net assets	4.54	%(e)	4.59%	4.10%	4.41%	4.73%	4.72%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$233,100		$233,100	$233,100	$233,100	$233,100	$193,100

Asset coverage per preferred share(f)	$441,011		$433,631	$446,141	$416,531	$418,937	$488,092

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                    Invesco Value Municipal Income Trust

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with current income which is exempt from federal income tax. Under normal market conditions, the Trust will invest at least 80% of its net assets in municipal securities rated investment grade at the time of investment.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.

Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual

26                    Invesco Value Municipal Income Trust

results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs.

27                    Invesco Value Municipal Income Trust

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2021, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2021, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2021, the Trust engaged in securities purchases of $7,000,085 and securities sales of $11,500,095, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.

NOTE 6–Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $233,895,429 and 0.40%, respectively.

28                    Invesco Value Municipal Income Trust

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$18,446,471	$1,745,807	$20,192,278

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2021 was $64,087,219 and $41,421,476, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$138,524,164

Aggregate unrealized (depreciation) of investments	(6,138,727)

Net unrealized appreciation of investments	$132,385,437

Cost of investments for tax purposes is $1,130,973,129.

NOTE 9–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2021	2021

Beginning shares	47,056,518	47,056,518

Shares issued through dividend reinvestment	–	–

Ending shares	47,056,518	47,056,518

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10–Variable Rate Muni Term Preferred Shares

On May 9, 2012, the Trust issued 712 Series 2015/6-IIM VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 9, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 719 Series 2015/6-IIM VMTP Shares in connection with the reorganization of Invesco Value Municipal Bond Trust, Invesco Value Municipal Trust and Invesco Value Municipal Securities into the Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. On December 5, 2014, the Trust extended the term of the VMTP Shares and was required to redeem all outstanding VMTP Shares on December 1, 2017, unless earlier redeemed, repurchased or extended. On February 2, 2015, the Trust issued 500 Series 2015/6-IIM VMTP Shares, with a liquidation preference of $100,000 per share. On June 1, 2017, the Trust issued an additional 400 Series 2015/6-IIM VMTP Shares, with a liquidation preference of $100,000 per share. In addition, on June 1, 2017, the Trust extended the term of the VMTP Shares and was required to redeem all outstanding VMTP Shares on December 1, 2019, unless earlier redeemed, repurchased or extended. On June 1, 2019, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2021, unless earlier redeemed, repurchased or extended. On June 1, 2021, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2024, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2021, the dividend rate is equal to the SIFMA Index plus a spread of 1.05%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2021 were $233,100,000 and 1.09%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions

29                    Invesco Value Municipal Income Trust

could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2021:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2021	$0.0640	September 14, 2021	September 30, 2021

October 1, 2021	$0.0640	October 14, 2021	October 29, 2021

30                    Invesco Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of Invesco Value Municipal Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

31                    Invesco Value Municipal Income Trust

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that

Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

32                    Invesco Value Municipal Income Trust

Proxy Results

A Virtual Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Value Municipal Income Trust (the “Fund”) was held on August 6, 2021. The Meeting was held for the following purposes:

(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

The results of the voting on the above matters were as follows:

			Votes
	Matter	Votes For	Withheld
(1).	Jack M. Fields	35,584,942.72	2,486,146.63
	Martin L. Flanagan	35,629,431.72	2,441,657.63
	Elizabeth Krentzman	35,859,186.72	2,211,902.63
	Robert C. Troccoli	33,500,767.72	4,570,321.63
	James D. Vaughn	33,494,324.72	4,576,764.63

33                    Invesco Value Municipal Income Trust

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Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-06590	MS-CE-VMINC-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 21, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 21, 2021, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2021